SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Reconciliation of Ordinary Shares
	2014	2013	2012
Balance outstanding at beginning of year	8,805,236	8,798,570	8,815,003
Purchase of treasury shares	-	-	(16,433)
Exercise of options	3,108	6,666	-
Balance outstanding at end of year	8,808,344	8,805,236	8,798,570

Schedule of Stock Options Assumptions

	2014	2012

Expected stock price volatility	37.23% - 39.14%	41.57% - 43.4%
Expected option life (in years)	2.87 - 4	2.23 - 3.23
Risk free interest rate	0.48% - 1.34%	0.23% - 0.32%
Dividend yield	5% - 4.6%	9.8%

Schedule of Stock Option Activity	The following table is a summary of the activity of TAT's stock Option plan: